Consolidated Statements of Cash Flows - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Operating activities
Net income (loss)	$ 672,427	$ (10,696,794)	$ (662,320)	$ 419,951
Adjustments for non-cash items in net income (loss):
Amortization of property and equipment	186,415	939,727	578,641	750,916
Amortization of property and equipment included in costs of inventory sold	209,985	1,980,597	1,757,672	1,102,688
Amortization of intangible assets
Unrealized fair value gain on growth of biological assets	(686,867)	(2,816,943)	(3,355,797)	(3,278,572)
Realized fair value loss amounts in inventory sold	460,647	3,358,862	2,573,151	3,685,338
Deferred income taxes	224,064	(4,326)	(470,358)
Share-based compensation				21,264
Stock option and restricted stock unit expense	104,359	1,306,607	344,593	96,649
Accretion expense	216,493	2,042,556	1,026,732	491,781
Loss on equity investment in associate		169,637
Gain on extinguishment of note receivable		(156,165)
Gain on debt settlement				(455,674)
(Gain) Loss on disposal of property and equipment	87,699	(50,057)	182,025	6,250
Unrealized loss on marketable securities				333,777
Unrealized (gain) loss on fair value of derivative liability	(336,981)	12,768,905	4,563,498
Unrealized gain on warrants asset	(400,016)	(3,094,414)	(129,113)
Currency translation gain (loss)	6,106	(17,861)	(2,210)	918
	744,331	5,730,331	6,406,514	3,175,286
Changes in non-cash working capital (Note 15)	(513,222)	1,394,111	(677,163)	(1,171,111)
Net cash provided by (used in) operating activities	231,109	7,124,442	5,729,351	2,004,175
Investing activities
Purchase of property and equipment and intangibles	(126,690)	(1,739,014)	(1,456,782)	(1,111,283)
Acquisition of Canopy Management and Golden Harvests		(801,436)
Dividend issued from Golden Harvests, LLC to minority owner		(530,000)
Payment of acquisition payable				(2,000)
Cash advances and loans made to other parties	(1,018,596)	(7,898,136)	(1,430,526)
Repayment of notes receivable principal and interest		484,160
Equity investment in ABCO Garden State LLC		(1,980,000)
Repayment of bridge note		266,417
Net cash used in investing activities	(1,145,286)	(12,198,009)	(2,887,308)	(1,113,283)
Financing activities
Proceeds from convertible debentures			8,000,000
Proceeds from exercise of warrants		4,657,460
Proceeds from exercise of stock options		359,958
Proceeds from sale of membership units		787,500
Proceeds from long-term debt				100,000
Proceeds from private placement				1,300,000
Proceeds from brokered private placement
Payment of equity debt and equity issuance costs		(126,914)
Repayment of long-term debt	(568,166)	(1,230,093)	(1,631,830)	(732,803)
Repayment of convertible debentures	(126,978)	(521,953)	(261,006)
Payments of lease principal	(444,347)	(974,749)	(1,673,344)	(1,089,738)
Net cash provided by (used in) financing activities	(1,139,491)	2,951,209	4,433,820	(422,541)
Change in cash	(2,053,668)	(2,122,358)	7,275,863	468,351
Cash, beginning	8,858,247	6,804,579	1,582,384	1,114,033
Cash, ending	$ 6,804,579	$ 4,682,221	$ 8,858,247	$ 1,582,384